Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Revenues
Time charter revenue	$ 156,268	$ 158,837	$ 148,708
Operating Expenses
Vessel operating expenses	45,517	42,067	41,368
Depreciation (note 4)	40,131	40,051	37,307
General and administrative	7,384	8,253	8,748
Impairment charge (note 6)	13,645	17,082
Other operating income (note 12)	(336)	(389)	(432)
Total operating expenses	106,341	107,064	86,991
Operating Income	49,927	51,773	61,717
Non Operating Income (Expense)
Interest income	56	185	519
Interest expense	(20,564)	(23,828)	(24,224)
Realized loss on interest rate derivatives	(19,393)	(16,727)	(13,122)
Unrealized (loss) gain on interest rate derivatives (note 16)	(881)	(15,322)	17,928
Income (Loss) before Income Taxes	9,145	(3,919)	42,818
Income taxes	(74)	(52)	(444)
Net Income (Loss)	$ 9,071	$ (3,971)	$ 42,374
Class A Common Stock [Member]
Weighted average number of common shares outstanding
Basic (note 19)	47,262,549	46,910,604	46,459,509
Diluted (note 19)	47,448,012	46,910,604	46,754,858
Net Income (Loss) in $ per share
Basic (note 19)	$ 0.19	$ (0.08)	$ 0.91
Diluted (note 19)	$ 0.19	$ (0.08)	$ 0.91
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Weighted average number of Class B common shares outstanding Basic and diluted (note 19)	7,405,956	7,405,956	7,405,956
Net Income (Loss) in $ per share
Net Income (Loss) in $ per Class B share Basic and diluted (note 19)	$ 0.00	$ 0.00	$ 0.00